OTHER BORROWINGS	12 Months Ended
Sep. 30, 2020
OTHER BORROWINGS
OTHER BORROWINGS

NOTE 12 – OTHER BORROWINGS

In October 2019 and August 2020, the Company entered into three arrangements in forms of sale-leaseback. The Company sold certain machinery located in China to two unrelated third parties for approximately $1,155,127 (RMB 7,842,852), and subsequently leased back the machinery for 12 months, 24 months and 36 months for a total amount of approximately $1,155,127 (RMB 7,842,852). The Company was required to make a security deposit of approximately $184,105 (RMB 1,250,000), and the net proceeds the Company received were $800,636 (RMB 5,436,000). The Company has a bargain purchase option at a price of RMB 100 to buyback these equipment by the end of the lease term. All these machines are currently being used by the Company for its production purpose. The Company concluded these transactions were not qualified as sale-leaseback accounting, and shall account as failed sale-leaseback. Under the failed sale-leaseback, the assets remain on the Company’s consolidated balance sheet and the proceeds from the transactions are recorded as a financing liability.

The payment obligation for the remaining borrowing term as of September 30, 2020 are as follows:

Total borrowing balance as of September 30, 2020	690,031
Less: current portion of payment obligation	(420,741)
Long term payable as of September 30, 2020	$269,290